Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 23, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2015